Schedule of Investments (unaudited)	iShares® U.S. Financials ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 35.2%
Bank of America Corp.	3,337,280	$153,982,099
Bank of Hawaii Corp.	23,679	2,038,051
Bank OZK	72,268	3,385,756
BOK Financial Corp.	17,954	1,841,183
Citigroup Inc.	1,182,470	77,002,446
Citizens Financial Group Inc.	252,964	13,020,057
Comerica Inc.	78,019	7,238,603
Commerce Bancshares Inc.	66,490	4,581,826
Cullen/Frost Bankers Inc.	33,988	4,792,648
East West Bancorp. Inc.	84,005	7,252,992
Fifth Third Bancorp.	405,808	18,111,211
First Citizens BancShares Inc./NC, Class A	7,233	5,635,086
First Hawaiian Inc.	76,540	2,169,909
First Horizon Corp.	318,906	5,456,482
First Republic Bank/CA	106,033	18,406,268
FNB Corp.	203,526	2,629,556
Huntington Bancshares Inc./OH	854,997	12,876,255
JPMorgan Chase & Co.	1,242,787	184,678,148
KeyCorp	552,510	13,845,901
M&T Bank Corp.	76,377	12,936,736
PacWest Bancorp.	69,021	3,204,645
People’s United Financial Inc.	253,087	4,904,826
Pinnacle Financial Partners Inc.	44,228	4,277,290
PNC Financial Services Group Inc. (The)	252,843	52,083,130
Popular Inc.	47,127	4,202,315
Prosperity Bancshares Inc.	53,145	3,892,871
Regions Financial Corp.	572,402	13,130,902
Signature Bank/New York NY	35,310	10,756,485
Sterling Bancorp./DE	113,705	2,989,304
SVB Financial Group(a)	33,702	19,678,598
Synovus Financial Corp.	86,416	4,300,060
Truist Financial Corp.	800,384	50,280,123
U.S. Bancorp.	799,888	46,545,483
Umpqua Holdings Corp.	128,511	2,606,203
Webster Financial Corp.	53,568	3,043,198
Wells Fargo & Co.	2,201,626	118,447,479
Western Alliance Bancorp.	60,008	5,952,193
Wintrust Financial Corp.	33,724	3,307,313
Zions Bancorp. NA	91,742	6,221,942
		911,705,573
Capital Markets — 31.1%
Affiliated Managers Group Inc.	24,120	3,526,585
Ameriprise Financial Inc.	66,602	20,267,655
Ares Management Corp., Class A	84,535	6,739,130
Bank of New York Mellon Corp. (The)	450,633	26,704,512
BlackRock Inc.(b)	85,192	70,107,904
Blackstone Inc., NVS	405,747	53,546,432
Carlyle Group Inc. (The)	96,607	4,931,787
Cboe Global Markets Inc.	63,304	7,503,423
Charles Schwab Corp. (The)	896,380	78,612,526
CME Group Inc.	213,619	49,025,561
Evercore Inc., Class A	22,673	2,830,044
FactSet Research Systems Inc.	22,570	9,522,057
Franklin Resources Inc.	172,120	5,502,676
Goldman Sachs Group Inc. (The)	195,296	69,267,585
Interactive Brokers Group Inc., Class A	47,786	3,258,527
Intercontinental Exchange Inc.	331,335	41,966,891
Invesco Ltd.	198,536	4,498,826
Security	Shares	Value

Capital Markets (continued)
Janus Henderson Group PLC	100,630	$3,713,247
Jefferies Financial Group Inc.	130,222	4,771,334
KKR & Co. Inc.	331,240	23,571,039
Lazard Ltd., Class A	59,530	2,597,889
LPL Financial Holdings Inc.	47,388	8,165,900
MarketAxess Holdings Inc.	22,240	7,661,235
Moody’s Corp.	96,685	33,162,955
Morgan Stanley	798,009	81,827,843
Morningstar Inc.	13,920	4,000,747
MSCI Inc.	47,752	25,600,802
Nasdaq Inc.	69,271	12,414,056
Northern Trust Corp.	122,230	14,256,907
Raymond James Financial Inc.	109,930	11,638,289
S&P Global Inc.	143,472	59,572,444
SEI Investments Co.	63,595	3,727,303
State Street Corp.	217,342	20,538,819
Stifel Financial Corp.	60,722	4,548,078
T Rowe Price Group Inc.	134,159	20,718,174
Tradeweb Markets Inc., Class A	62,466	5,295,243
Virtu Financial Inc., Class A	52,192	1,614,299
		807,208,724
Consumer Finance — 1.6%
Ally Financial Inc.	206,114	9,835,760
Credit Acceptance Corp.(a)	4,818	2,599,600
Discover Financial Services	174,397	20,186,453
OneMain Holdings Inc.	66,837	3,452,800
SLM Corp.	173,939	3,190,041
Upstart Holdings Inc.(a)(c)	27,141	2,958,640
		42,223,294
Diversified Financial Services — 10.1%
Apollo Global Management Inc.	219,574	15,370,180
Berkshire Hathaway Inc., Class B(a)	746,446	233,652,527
Equitable Holdings Inc.	215,788	7,259,108
Voya Financial Inc.	63,645	4,325,314
		260,607,129
Insurance — 20.3%
Aflac Inc.	389,240	24,452,058
Alleghany Corp.(a)	7,906	5,249,584
Allstate Corp. (The)	170,321	20,552,635
American Financial Group Inc./OH	40,354	5,257,319
American International Group Inc.	494,840	28,577,010
Aon PLC, Class A	130,176	35,985,853
Arch Capital Group Ltd.(a)	221,337	10,252,330
Arthur J Gallagher & Co.	121,971	19,264,100
Assurant Inc.	33,822	5,158,193
Assured Guaranty Ltd.	40,088	2,136,290
Axis Capital Holdings Ltd.	46,092	2,626,322
Brighthouse Financial Inc.(a)	47,271	2,573,906
Brown & Brown Inc.	139,555	9,249,705
Chubb Ltd.	255,508	50,406,618
Cincinnati Financial Corp.	89,184	10,508,551
CNA Financial Corp.	16,672	765,412
Erie Indemnity Co., Class A, NVS	14,935	2,749,533
Everest Re Group Ltd.	23,134	6,556,176
Fidelity National Financial Inc.	162,366	8,175,128
First American Financial Corp.	63,371	4,721,773
Globe Life Inc.	59,606	6,097,694
GoHealth Inc., Class A(a)	36,226	99,984
Hanover Insurance Group Inc. (The)	21,249	2,931,512

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financials ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	202,387	$14,545,554
Kemper Corp.	35,753	2,144,465
Lemonade Inc.(a)(c)	22,852	729,664
Lincoln National Corp.	107,062	7,492,199
Loews Corp.	127,264	7,592,570
Markel Corp.(a)	8,047	9,919,859
Marsh & McLennan Companies Inc.	302,734	46,512,052
Mercury General Corp.	15,990	874,013
MetLife Inc.	424,164	28,444,438
Old Republic International Corp.	166,608	4,270,163
Primerica Inc.	23,321	3,599,363
Principal Financial Group Inc.	155,885	11,388,958
Progressive Corp. (The)	348,073	37,821,612
Prudential Financial Inc.	225,322	25,139,176
Reinsurance Group of America Inc.	40,383	4,637,180
RenaissanceRe Holdings Ltd.	27,104	4,259,936
Travelers Companies Inc. (The)	146,408	24,330,081
Unum Group	121,297	3,078,518
W R Berkley Corp.	82,176	6,943,872
White Mountains Insurance Group Ltd.	1,745	1,816,475
Willis Towers Watson PLC	73,888	17,286,836
		527,174,670
IT Services — 0.4%
Broadridge Financial Solutions Inc.	68,845	10,961,501

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	312,019	4,645,963
Annaly Capital Management Inc.	831,908	6,572,073
New Residential Investment Corp.	257,550	2,742,907
Starwood Property Trust Inc.	172,349	4,265,638
		18,226,581
Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp.	192,973	2,929,330
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp. Inc.	268,664	$3,132,622
Rocket Companies Inc., Class A	80,425	1,016,572
TFS Financial Corp.	30,158	524,146
UWM Holdings Corp.	58,537	302,637
		7,905,307

Total Common Stocks — 99.7%
(Cost: $2,353,136,247)		2,586,012,779

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(b)(d)(e)	537,543	537,704
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(b)(d)	5,643,000	5,643,000
		6,180,704

Total Short-Term Investments — 0.2%
(Cost: $6,180,704)		6,180,704

Total Investments in Securities — 99.9%
(Cost: $2,359,316,951)		2,592,193,483

Other Assets, Less Liabilities — 0.1%		2,401,583

Net Assets — 100.0%		$2,594,595,066

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$810	$537,522	(a)	$—		$(628)	$—	$537,704	537,543	$7,787	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,813,000	—		(170,000	)(a)	—	—	5,643,000	5,643,000	218		—
BlackRock Inc.	41,068,232	46,401,404		(14,985,084)		5,327,209	(7,703,857)	70,107,904	85,192	719,429		—
						$5,326,581	$(7,703,857)	$76,288,608		$727,434		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financials ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	55	03/18/22	$2,283	$(49,658)
E-Mini Financial Select Sector Index	50	03/18/22	6,004	(13,036)
				$(62,694)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,586,012,779	$—	$—	$2,586,012,779
Money Market Funds	6,180,704	—	—	6,180,704
	$2,592,193,483	$—	$—	$2,592,193,483
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(62,694)	$—	$—	$(62,694)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3